Rule 24f-2 Notice

                   FORTRESS MUNCIPAL INCOME FUND, INC.

                               (Fund Name)


                        Federated Investors Tower
                   Pittsburgh, Pennsylvania 15222-3779

                          1933 Act No. 33-11410


(i) fiscal period for which notice is filed August 31, 1995

    The number or amount of securities of the
    same class or series, if any, which had
    been registered under the Securities Act
    of 1933, other than pursuant to Rule 24f-2
    but which remained unsold at September 1,
    1994, the beginning of the Registrant's
    fiscal period                       -0-

                                      The number or amount of securities, if
    any, registered during the fiscal period
    of this notice other than pursuant to
    Rule 24f-2                          -0-          -0-

    The number or amount of securities
    sold during the fiscal period of this
    notice                                        3,617,186

    The number or amount of securities sold
    during the fiscal period of this notice
    in reliance upon registration pursuant
    to Rule 24f-2 (see attached Computation
    of Fee)                                       3,617,186






                            By:  /s/Charles H. Field
                               Charles H. Field
                               Assistant Secretary



                            COMPUTATION OF FEE


Actual aggregate sale price of Registrant's
securities sold pursuant to Rule 24f-2 during
the fiscal period for which the 24f-2 notice
is filed (see Section v) ...................    $37,440,198

Reduced by the difference between:

(a) actual aggregate redemption price
    of such securities redeemed by the
    issuer during the fiscal period for
    which the 24f-2 notice is filed         $99,595,322
(b) actual aggregate redemption price
    of such redeemed securities
    previously applied by the issuer
    pursuant to Section 24e(2)(a) for
    the fiscal period for which the
    24f-2 notice is filed          -0-          $ 99,595,322


                                                     $(62,155,124)

   FEE SUBMITTED (1/29 of 1% of Total amount)        $    -0-





                     CONVERSION OF NET REDEMPTIONS ON
                       RULE 24f-2 NOTICE TO FILING
                             UNDER RULE 24e-2



                                      6(b) of the Securities Act of 1933 is

                                    24e-2:


                                      9,728,597
                                      3,617,186

   Rule 24e-2                         6,111,411(a)

                                    $   10.83 (b)


         24e-2 by the fund's current